SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Thousands							3 Months Ended	6 Months Ended
	Jul. 11, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) hydroponicfarm $ / shares	Apr. 19, 2022 USD ($)	Apr. 14, 2022 USD ($)	Mar. 07, 2022 USD ($) $ / shares	Jan. 25, 2022 USD ($) renewalTerm	Jun. 30, 2022 USD ($) hydroponicfarm $ / shares	Jun. 30, 2022 USD ($) hydroponicfarm $ / shares	May 27, 2022	Mar. 31, 2022 USD ($) $ / shares	Mar. 04, 2022 USD ($) $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Initial term of sale leaseback						20 years
Number of extension options | renewalTerm						2
Renewal term						5 years
Annual rent						$ 566
Proceeds from sale of property						$ 8,100
Net impact on total stockholders equity		$ 375,000					$ 5,400	$ 5,400
Exchange ratio		0.091%					0.091%	0.091%
Number of contractual contingent value rights received by shareholders | hydroponicfarm		1					1	1
Number of stock payments received by shareholders		2					2	2
Stock payment, percent of fully diluted equity		5.00%					5.00%	5.00%
Reverse recapitalization, exchange ratio									0.181
Class of warrant or right, exercise price of warrants or rights | $ / shares		$ 11.50					$ 11.50	$ 11.50
Warrants and rights outstanding, term		5 years					5 years	5 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of stock consideration received on transaction	$ 10,000
Sale of stock, price per share | $ / shares	$ 4.00
Subsequent Event [Member] | Series B Warrent [Member]
Subsequent Event [Line Items]
Class of warrant or right, outstanding | shares	2,500,000
Class of warrant or right, exercise price of warrants or rights | $ / shares	$ 4.41
Subsequent Event [Member] | Series A Warrant [Member]
Subsequent Event [Line Items]
Class of warrant or right, outstanding | shares	2,500,000
Warrants and right outstanding, term	6 months
Class of warrant or right, exercise price of warrants or rights | $ / shares	$ 4.41
Warrants and rights outstanding, term	2 years
Subsequent Event [Member] | Series B Warrent [Member]
Subsequent Event [Line Items]
Warrants and right outstanding, term	6 months
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Class of warrant or right, outstanding | shares	2,500,000
Line of Credit [Member] | Senior Secured Credit Facility [Member]
Subsequent Event [Line Items]
Debt term			120 months	24 months
Payment in kind interest rate		5.50%					5.50%	5.50%
Borrowing capacity under credit agreement		$ 30,000	$ 30,000	$ 10,000			$ 30,000	$ 30,000
Line of Credit [Member] | Senior Secured Credit Facility [Member] | Secured Debt [Member]
Subsequent Event [Line Items]
Debt instrument face amount			$ 20,000	$ 20,000
Line of Credit [Member] | Senior Secured Credit Facility [Member] | Secured Debt [Member] | Prime Rate [Member]
Subsequent Event [Line Items]
Variable rate			0.75%	0.75%
Line of Credit [Member] | Senior Secured Credit Facility [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Borrowing capacity under credit agreement			$ 10,000
Line of Credit [Member] | Senior Secured Credit Facility [Member] | Revolving Credit Facility [Member] | Prime Rate [Member]
Subsequent Event [Line Items]
Variable rate			0.625%	0.625%
Convertible Debt [Member]
Subsequent Event [Line Items]
Debt instrument face amount					$ 20,000					$ 20,000	$ 20,000		$ 3,000
Debt term					1 year
Payment in kind interest rate					8.00%						8.00%
Conversion price (in dollars per share) | $ / shares					$ 10.00						$ 10.00
Agrico Acquisition Corp [Member]
Subsequent Event [Line Items]
Share price | $ / shares		$ 10					$ 10	$ 10
Class of warrant or right, exercise price of warrants or rights | $ / shares										$ 0.01		$ 0.01